Stradley Ronon Stevens & Young, LLP Suite 2600 2005 Market Street Philadelphia, PA 19103-7018 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

Don E. Felice

dfelice@stradley.com

(215) 564-8794

August 28, 2025

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	HC Capital Trust (“Registrant”) 1933 Act Registration No. 33-87762 1940 Act Registration No. 811-08918

Ladies and Gentlemen:

On behalf of the HC Capital Trust (the “Trust”), attached herewith for filing pursuant to Rule 485(a) under the Securities Act of 1933 and the Investment Company Act of 1940, Post Effective Amendment No. 102 for the Registrant. The purpose of this filing is to update the registration statement, since last filed in October 2024, to reflect (i) disclosure changes pertaining to portfolio managers for certain Portfolios, and (ii) certain changes in subadvisory relationships. The Registrant elects to update its financial information in its next amendment filing pursuant to Rule 485(b).

Questions concerning this information statement may be directed to me at (215) 564-8794.

Sincerely yours,

Don E. Felice